6. TAXES RECOVERABLE	12 Months Ended
Dec. 31, 2019
Taxes Recoverable
Note 6 - TAXES RECOVERABLE

The Company’s taxes recoverable consist of the Mexican I.V.A. (“VAT”) and income taxes recoverable and Canadian sales taxes (“GST”) recoverable.

	December 31, 2019	December 31, 2018
VAT recoverable	$2,652	$3,144
GST recoverable	42	82
Income taxes recoverable	2,789	2,117
	$5,483	$5,343